FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT

NOTE 3 - FAIR VALUE MEASUREMENT:

The Company’s financial instruments consist mainly of cash, restricted long-term deposits and other current assets, accounts payable and other payables. Other than the share-based payment liabilities, the recorded amounts approximate their respective fair value because of the liquidity and short period of time to maturity, receipt, or payment of these instruments.

The Company’s financial instruments which are considered as a Level 3 measurement is the share-based payment liability. For more information see Note 12.

Keyarch Acquisition Corporation [Member]
FAIR VALUE MEASUREMENT

Note 8 – Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	As of December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	$25,832,083	$25,832,083	$—	$—

As of December 31, 2022, the balance of investments held in Trust Account was $117,851,869.